Advances for Vessels (Tables)	12 Months Ended
Dec. 31, 2023
Advances For Assets Acquisition And Assets Under Construction
Advances for vessel acquisition and vessels under construction
Advances for vessels are comprised of the following:

Balance, January 1, 2022	$56,484
Additions for advances, including capitalized expenses and interest	185,149
Transferred to vessel cost (refer to Note 4)	(165,353)
Balance, December 31, 2022	76,280
Additions for advances, including capitalized expenses and interest	206,242
Transferred to vessel cost (refer to Note 4)	(192,819)
Balance, December 31, 2023	$89,703